Retirement Plans and Postretirement Costs (Details 4) $ in Thousands	12 Months Ended
Jul. 03, 2016 USD ($)
Significant Effect of Health Care Trend on the Postretirement Benefit
Effect on total of service and interest cost components in fiscal 2016, 1% Increase	$ 1
Effect on postretirement benefit obligation as of July 3, 2016, 1% Increase	13
Effect on total of service and interest cost components in fiscal 2016, 1% Decrease	(1)
Effect on postretirement benefit obligation as of July 3, 2016, 1% Decrease	$ (12)